Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.92031%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,584,849.40

Principal:
Principal Collections	$18,354,214.59
Prepayments in Full	$8,488,680.66
Liquidation Proceeds	$216,025.65
Recoveries	$2,231.81
Sub Total	$27,061,152.71
Collections	$28,646,002.11

Purchase Amounts:
Purchase Amounts Related to Principal	$116,738.58
Purchase Amounts Related to Interest	$1,006.15
Sub Total	$117,744.73

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,763,746.84

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,763,746.84
Servicing Fee	$537,921.79	$537,921.79	$0.00	$0.00	$28,225,825.05
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,225,825.05
Interest - Class A-2a Notes	$160,104.04	$160,104.04	$0.00	$0.00	$28,065,721.01
Interest - Class A-2b Notes	$101,668.63	$101,668.63	$0.00	$0.00	$27,964,052.38
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$26,963,540.05
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$26,620,320.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,620,320.05
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$26,501,631.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,501,631.88
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$26,416,554.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,416,554.80
Regular Principal Payment	$24,045,702.57	$24,045,702.57	$0.00	$0.00	$2,370,852.23
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,370,852.23
Residual Released to Depositor	$0.00	$2,370,852.23	$0.00	$0.00	$0.00
Total		$28,763,746.84

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,045,702.57
Total					$24,045,702.57

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$17,564,730.50	$64.81	$160,104.04	$0.59	$17,724,834.54	$65.40
Class A-2b Notes	$6,480,972.07	$64.81	$101,668.63	$1.02	$6,582,640.70	$65.83
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$24,045,702.57	$22.84	$1,809,270.25	$1.72	$25,854,972.82	$24.56

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$55,850,248.11	0.2060743	$38,285,517.61	0.1412645
Class A-2b Notes	$20,607,426.81	0.2060743	$14,126,454.74	0.1412645
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$554,907,674.92	0.5271631	$530,861,972.35	0.5043196

Pool Information
Weighted Average APR	2.889%	2.896%
Weighted Average Remaining Term	41.32	40.54
Number of Receivables Outstanding	26,320	25,740
Pool Balance	$645,506,147.98	$618,092,436.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$583,011,322.26	$558,554,414.02
Pool Factor	0.5501075	0.5267452

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$59,538,022.77
Targeted Overcollateralization Amount	$87,230,464.44
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$87,230,464.44

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		52	$238,051.71
(Recoveries)		19	$2,231.81
Net Loss for Current Collection Period			$235,819.90
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4384%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5985%
Second Prior Collection Period			0.5216%
Prior Collection Period			0.3404%
Current Collection Period			0.4479%
Four Month Average (Current and Prior Three Collection Periods)			0.4771%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		668	$2,620,120.90
(Cumulative Recoveries)			$249,108.11
Cumulative Net Loss for All Collection Periods			$2,371,012.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2021%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,922.34
Average Net Loss for Receivables that have experienced a Realized Loss			$3,549.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.04%	209	$6,420,185.27
61-90 Days Delinquent	0.21%	36	$1,286,465.54
91-120 Days Delinquent	0.05%	8	$318,227.47
Over 120 Days Delinquent	0.03%	5	$158,565.01
Total Delinquent Receivables	1.32%	258	$8,183,443.29

Repossession Inventory:
Repossessed in the Current Collection Period		9	$280,710.83
Total Repossessed Inventory		21	$709,869.05

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1746%
Prior Collection Period			0.1596%
Current Collection Period			0.1904%
Three Month Average			0.1749%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2853%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	17

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	61	$1,961,980.03
2 Months Extended	95	$3,149,622.64
3+ Months Extended	15	$544,109.24

Total Receivables Extended	171	$5,655,711.91
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer